Basis of Preparation	12 Months Ended
Dec. 31, 2019
Basis Of Preparation Of Financial Statements Abstract [Abstract]
Disclosure Of Basis Of Preparation Of Financial Statements Explanatory

2. Basis of Preparation

2.1 Application of IFRS

The Group’s consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”). IFRS are the standards, subsequent amendments and related interpretations (“IFRICs”) issued by the International Accounting Standards Board (“IASB”).

The preparation of consolidated financial statements requires the use of certain critical accounting estimates. Management also needs to exercise judgment in applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 2.4.

2.1.1 New and amended standards and interpretations adopted by the Group

The Group has applied the following standards and amendments for the first time for their annual reporting period commencing January 1, 2019.

•	Enactment of IFRS 16 Leases

IFRS 16 Leases, the new standard, replaces IAS 17 Leases. Under the new standard, with implementation of a single lease model, lessee is required to recognize assets and liabilities for all lease which lease term is over 12 months and underlying assets are not low value assets. A lessee is required to recognize a right-of-use asset and a lease liability representing its obligation to make lease payments.

With implementation of IFRS 16 Lease, the Group has changed accounting policy. The Group has adopted IFRS 16 retrospectively, as permitted under the specific transitional provisions in the standard and recognized the cumulative impact of initially applying the standard as at January 1, 2019, the date of initial application. The Group has not restated comparatives for the 2018 reporting period. The impact of the adoption of the leasing standard and the new accounting policies are disclosed in Note 44.

•	Amendments IFRS 9 Financial Instruments

The narrow-scope amendments made to IFRS 9 Financial Instruments enable entities to measure certain prepayable financial assets with negative compensation at amortized cost. When a modification of a financial liability measured at amortized cost that does not result in the derecognition, a modification gain or loss shall be recognized in profit or loss. The amendment does not have a significant impact on the financial statements.

•	Amendments to IAS 19 Employee Benefits

The amendments require that an entity shall calculate current service cost and net interest for the remainder of the reporting period after a plan amendment, curtailment or settlement based on updated actuarial assumptions from the date of the change. The amendments also require that a reduction in a surplus must be recognized in profit or loss even if that surplus was not previously recognized because of the impact of the asset ceiling. The amendment does not have a significant impact on the financial statements.

•	Amendments to IAS 28 Investments in Associates and Joint Ventures

The amendments clarify that an entity shall apply IFRS 9 to financial instruments in an associate or joint venture to which the equity method is not applied. These include long-term interests that, in substance, form part of the entity’s net investment in an associate or joint venture. The amendment does not have a significant impact on the financial statements.

•	Enactment of Interpretation of IFRIC 23 Uncertainty over Income Tax Treatments

The enactment clarifies the accounting for uncertainties in income taxes in the event that the decision of taxation authorities or courts can change tax treatment. The enactment presents calculating methods of disclosure amount based on the possibility of future recognition of the income tax treatment and requires disclosure of the uncertainty of the amount. The enactment does not have a significant impact on the financial statements.

•	Amendments to IFRS 9 Financial Instruments, and 7 Financial Instruments: Disclosure

These amendments provide exceptions applying hedge accounting even though interest rate benchmark reform gives rise to uncertainties. In the hedging relationship, an entity shall assume that the interest rate benchmark on which the hedge cash flows are based is not altered as a result of interest rate benchmark reform when determining whether a forecast transaction is highly probable and prospectively assessing hedging effectiveness. For a hedge of a non-contractually specified benchmark component of interest rate risk, an entity shall apply the requirement that the risk component shall be separately identifiable only at the inception of the hedging relationship. The application of this exception is ceased either when the uncertainty arising from interest rate benchmark reform is no longer present with respect to the timing and the amount of the interest rate benchmark-based cash flows of the hedge item, or when the hedging relationship that the hedge item is part of is discontinued. These amendments will be effective for annual periods beginning on or after January 1, 2020. However, the Group early adopted the amendments as it is permitted. The significant benchmark interest rate indicators for the hedge relationship are LIBOR and CD rate, and the hedge accounting in Note 9 is directly affected by these amendments.

•	Annual Improvements to IFRS 3 Business Combination

The amendments clarify that when a party to a joint arrangement obtains control of a business that is a joint operation and had rights to the assets and obligations for the liabilities relating to that joint operation immediately before the acquisition date, the transaction is a business combination achieved in stages. In such cases, the acquirer shall remeasure its entire previously held interest in the joint operation. The amendment does not have a significant impact on the financial statements.

•	Annual Improvements to IFRS 11 Joint Agreements

The amendments clarify that when a party that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business. In such cases, previously held interests in the joint operation are not remeasured. The amendment does not have a significant impact on the financial statements.

•	Annual Improvements to Paragraph 57A of IAS 12 Income Tax

The amendment is applied to all the income tax consequences of dividends and requires an entity to recognize the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events. The amendment does not have a significant impact on the financial statements.

•	Annual Improvements to IAS 23 Borrowing Cost

The amendments clarify that if a specific borrowing remains outstanding after the related qualifying asset is ready for its intended use (or sale), it becomes part of general borrowings. The amendment does not have a significant impact on the financial statements.

2.1.2 New and amended standards and interpretations not yet adopted by the Group

Certain new accounting standards and interpretations that have been published but are not mandatory for the reporting period commencing January 1, 2019 and have not been early adopted by the Group are set out below.

•	Amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting policies, changes in accounting estimates and errors – Definition of Material

The amendments clarify the explanation of the definition of material and amended IAS 1 and IAS 8 in accordance with the clarified definitions. Materiality is assessed by reference to omission or misstatement of material information as well as effects of immaterial information, and to the nature of the users when determining the information to be disclosed by the Group. These amendments should be applied for annual periods beginning on or after January 1, 2020, and earlier application of permitted. The Group does not expect that these amendments have a significant impact on the financial statements.

•	Amendments to IFRS 3 Business Combination – Definition of a Business

To consider the integration of the required activities and assets as a business, the amended definition of a business requires an acquisition to include an input and a substantive process that together significantly contribute to the ability to create outputs and excludes economic benefits from the lower costs. An entity can apply a concentration test, an optional test, where substantially all of the fair value of gross assets acquired is concentrated in a single asset or a group of similar assets, the assets acquired would not represent a business. These amendments should be applied for annual periods beginning on or after January 1, 2020, and earlier application of permitted. The Group does not expect that these amendments have a significant impact on the financial statements.

•	IFRS Interpretations Committee’s agenda decisions – Lease Term

On December 16, 2019, the IFRS Interpretations Committee announced an interpretation of the “lease term and useful life of leasehold improvements”. This interpretation deals with how to determine the lease term of a cancellable lease or a renewable lease and whether the useful life of non-removable leasehold improvements is limited by the relevant lease term. According to this interpretation, the Group should identify factors to consider the broader economic penalty, reflect identified factors to accounting policies, and calculate lease term again based on accounting policy.

However, due to the large number of lease contracts held by the Group and varying terms of the contract, the Group determined that sufficient time would be required to set up items to be included in the review of extensive economic penalty and to establish procedures for collecting and analyzing necessary information. Therefore, the effect of the changes in accounting policy for the lease term is not reflected in the consolidated financial statements for the current reporting period.

If the accounting policy for the lease term is changed in the annual periods beginning on or after January 1, 2020, the amount of the related right-of-use assets and lease liabilities may increase, and the consolidated financial statements may need to be retroactively restated to reflect this effect.

•	IFRS 17 Insurance Contracts

IFRS 17 ‘Insurance Contracts’ was issued in May 2017 and sets out the requirements that an entity should apply in accounting for insurance contracts it issues and reinsurance contracts it holds. IFRS 17 is currently effective from 1 January, 2023. The Group is in the process of implementing IFRS 17. Industry practice and interpretation of the standard are still developing and there may be changes to it. Therefore the likely impact of its implementation remains uncertain.

2.2 Measurement Basis

The consolidated financial statements have been prepared under the historical cost convention unless otherwise specified.

2.3 Functional and Presentation Currency

Items included in the financial statements of each entity of the Group are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Korean won, which is the Parent Company’s functional and presentation currency.

2.4 Critical Accounting Estimates

The preparation of consolidated financial statements requires the application of accounting policies, certain critical accounting estimates and assumptions that may have a significant impact on the assets (liabilities) and incomes (expenses). Management’s estimates of outcomes may differ from actual outcomes.

Estimates and assumptions are continually evaluated and any change in an accounting estimate is recognized prospectively by including it in profit or loss in the period of the change, if the change affects that period only. Alternatively if the change in accounting estimate affects both the period of change and future periods, that change is recognized in the profit or loss of all those periods.

Our significant estimates that require management judgements include:

2.4.1 Income taxes

The Group is operating in numerous countries and the income generated from these operations is subject to income taxes based on tax laws and interpretations of tax authorities in numerous jurisdictions. There are many transactions and calculations for which the ultimate tax determination is uncertain.

If certain portion of the taxable income is not used for investments, increase in wages, and others in accordance with the Tax System for Promotion of Investment and Collaborative Cooperation (Recirculation of Corporate Income), the Group is liable to pay additional income tax calculated based on the tax laws. The new tax system is effective for three years from 2018. Accordingly, the measurement of current and deferred income tax is affected by the tax effects from the new system. As the Group’s income tax is dependent on the investments, increase in wages, and others, there exists uncertainty with regard to measuring the final tax effects.

2.4.2 Fair value of financial instruments

The fair value of financial instruments where no active market exists or where quoted prices are not otherwise available is determined by using valuation techniques. Financial instruments, which are not actively traded in the market and those with less transparent market prices, will have less objective fair values and require broad judgment on liquidity, concentration, uncertainty in market factors and assumptions in price determination and other risks.

As described in the significant accounting policies in Note 3.3, ‘Recognition and Measurement of Financial Instruments’, diverse valuation techniques are used to determine the fair value of financial instruments, from generally accepted market valuation models to internally developed valuation models that incorporate various types of assumptions and variables.

2.4.3 Provisions for credit losses

The Group tests impairment and recognizes allowances for losses on financial assets classified at amortized cost, debt instruments measured at fair value through other comprehensive income and lease receivables through impairment testing and recognizes provisions for guarantees, and unused loan commitments. Accuracy of provisions for credit losses is dependent upon estimation of expected cash flows of the borrower for individually assessed allowances of loans, and upon assumptions and methodology used for collectively assessed allowances for groups of loans, guarantees and unused loan commitments.

2.4.4 Net defined benefit liability

The present value of net defined benefit liability depends on a number of factors that are determined on an actuarial basis using a number of assumptions (Note 24).

2.4.5 Impairment of goodwill

The recoverable amounts of cash-generating units have been determined based on value-in-use calculations to test whether goodwill has suffered any impairment (Note 15).